Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our Chief Executive Officer (“CEO”) and named executive officers and certain financial performance measures of Primo Water. For further information on Primo Water’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Pay vs. Performance Table
					Value of an initial $100 Investment based on:
Year	Summary Compensation Table Total for CEO(1),(2)	Compensation Actually Paid to CEO(1),(3)	Average Compensation Actually Paid to Non-CEO NEOs(1),(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1),(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (millions)(6)	Bonus- Adjusted EBITDA (millions)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,405,756	$3,961,097	$1,860,587	$1,559,120	$120.35	$170.74	$238.1	$463.4
2022	$5,889,707	$4,828,690	$1,417,865	$1,039,138	$121.50	$140.29	$29.6	$431.9
2021	$5,332,744	$7,696,386	$2,690,759	$3,394,000	$135.20	$153.37	-$3.2	$374.7
2020	$6,999,545	$5,874,930	$2,010,274	$1,924,436	$118.58	$126.62	-$131.7	$360.0
(1)	The dollar amounts reported in column (b) through (e) reflect the following individuals:
Year	CEO	Non-CEO NEOs
2023	Mr. Harrington	Mr. Hass, Ms. Poe, Ms. Melaragni, Mr. Jamieson, Mr. Wells, and Ms. Gutowski,
2022	Mr. Harrington	Mr. Wells, Ms. Melaragni, Ms. Gutowski, and Ms. Poe
2021	Mr. Harrington	Mr. Wells, Ms. Gutowski, Ms. Melaragni, and Ms. Poe
2020	Mr. Harrington	Mr. Wells, Mr. Ron Hinson, Mr. David Muscato, Ms. Poe, and Mr. Jamieson
(2)
The dollar amounts reported in column (b) reflect the total compensation reported for our CEO during the covered years, while the dollar amounts reported in column (d) reflect the average total compensation reported for the NEOs (excluding our CEO) during the covered years, in the “Total” column in the “Summary Compensation Table” (“SCT”) for each corresponding year.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in applicable SEC rules (Item 402(v) of Regulation S-K). The details for the CAP calculation for 2020, 2021, and 2022 are available in the prior year’s proxy statement. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the SCT.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2023	CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$2,405,756	$1,860,587
(Less): Reported Value of Equity Awards(a)	—	($1,075,833)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	—	$750,564
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$741,461	$96,726
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	—	—
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$591,013	$3,071
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	—	($118,485)
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$222,868	$42,490
Compensation Actually Paid	$3,961,097	$1,559,120
(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option/SAR Awards” columns in the SCT for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For options, the fair values as of each measurement date were determined using a binomial lattice model, which considers the circumstances of the grant at the measurement date, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the option fair value calculations for 2023 are as follows: (i) remaining option contractual life between 2.3 years - 7.3 years, volatility between 29%-36%, dividend yield between 1.8%-2.2%, and risk-free rate between 3.3%-4.5%. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the FY2020 and FY2021 performance-based restricted share units assumed an above-target payout in 2023. For market-based awards, the fair values were determined using a Monte Carlo valuation.

(4)	The amounts in column (f) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends) invested in Primo Water’s common shares traded on the NYSE.
(5)
The amounts in column (g) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our peer group, which consists of publicly-traded companies used to determine target compensation for 2023. The peer group for 2023 is the same as the group in the prior fiscal year and includes ADT Inc., A. O. Smith Corporation, The Brink’s Company, Chemed Corporation, Cintas Corporation, Evoqua Water Technologies Corp, Franklin Electric Co., Inc., IDEX Corporation, Mueller Water Products, Inc., Pentair plc, Rollins, Inc., Stericycle Inc., Tetra Tech, Inc., UniFirst Corporation, Watts Water Technologies, Inc., Xylem Inc., and Zurn Elkay Water Solutions Corporation (formerly known as Rexnord Corporation). The updated peer group consists of publicly-traded companies in the water and route-based service industries, and better reflects our business following our recent acquisitions and divestiture. In comparison, the value of $100 invested in a market-capitalization weighted index of the 2022 peer group would be the following: 2023: $168.41; 2022: $138.70; 2021: $152.38 ; 2020: $127.14.

(6)	The dollar amounts reported represent the net income reflected in Primo Water’s audited financial statements for the applicable year.
(7)
“Bonus-Adjusted EBITDA” is GAAP earnings before interest, taxes, depreciation, and amortization, adjusted to exclude the impact of certain items as approved by the Compensation Committee, as more particularly set forth on Appendix G. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Bonus-Adjusted EBITDA is the financial performance measure that, in Primo Water’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Bonus-Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) through (e) reflect the following individuals:
Year	CEO	Non-CEO NEOs
2023	Mr. Harrington	Mr. Hass, Ms. Poe, Ms. Melaragni, Mr. Jamieson, Mr. Wells, and Ms. Gutowski,
2022	Mr. Harrington	Mr. Wells, Ms. Melaragni, Ms. Gutowski, and Ms. Poe
2021	Mr. Harrington	Mr. Wells, Ms. Gutowski, Ms. Melaragni, and Ms. Poe
2020	Mr. Harrington	Mr. Wells, Mr. Ron Hinson, Mr. David Muscato, Ms. Poe, and Mr. Jamieson

Peer Group Issuers, Footnote
(5)
The amounts in column (g) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our peer group, which consists of publicly-traded companies used to determine target compensation for 2023. The peer group for 2023 is the same as the group in the prior fiscal year and includes ADT Inc., A. O. Smith Corporation, The Brink’s Company, Chemed Corporation, Cintas Corporation, Evoqua Water Technologies Corp, Franklin Electric Co., Inc., IDEX Corporation, Mueller Water Products, Inc., Pentair plc, Rollins, Inc., Stericycle Inc., Tetra Tech, Inc., UniFirst Corporation, Watts Water Technologies, Inc., Xylem Inc., and Zurn Elkay Water Solutions Corporation (formerly known as Rexnord Corporation). The updated peer group consists of publicly-traded companies in the water and route-based service industries, and better reflects our business following our recent acquisitions and divestiture. In comparison, the value of $100 invested in a market-capitalization weighted index of the 2022 peer group would be the following: 2023: $168.41; 2022: $138.70; 2021: $152.38 ; 2020: $127.14.

Changed Peer Group, Footnote
(5)
The amounts in column (g) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our peer group, which consists of publicly-traded companies used to determine target compensation for 2023. The peer group for 2023 is the same as the group in the prior fiscal year and includes ADT Inc., A. O. Smith Corporation, The Brink’s Company, Chemed Corporation, Cintas Corporation, Evoqua Water Technologies Corp, Franklin Electric Co., Inc., IDEX Corporation, Mueller Water Products, Inc., Pentair plc, Rollins, Inc., Stericycle Inc., Tetra Tech, Inc., UniFirst Corporation, Watts Water Technologies, Inc., Xylem Inc., and Zurn Elkay Water Solutions Corporation (formerly known as Rexnord Corporation). The updated peer group consists of publicly-traded companies in the water and route-based service industries, and better reflects our business following our recent acquisitions and divestiture. In comparison, the value of $100 invested in a market-capitalization weighted index of the 2022 peer group would be the following: 2023: $168.41; 2022: $138.70; 2021: $152.38 ; 2020: $127.14.

PEO Total Compensation Amount	$ 2,405,756	$ 5,889,707	$ 5,332,744	$ 6,999,545
PEO Actually Paid Compensation Amount	$ 3,961,097	4,828,690	7,696,386	5,874,930
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in applicable SEC rules (Item 402(v) of Regulation S-K). The details for the CAP calculation for 2020, 2021, and 2022 are available in the prior year’s proxy statement. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the SCT.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2023	CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$2,405,756	$1,860,587
(Less): Reported Value of Equity Awards(a)	—	($1,075,833)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	—	$750,564
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$741,461	$96,726
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	—	—
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$591,013	$3,071
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	—	($118,485)
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$222,868	$42,490
Compensation Actually Paid	$3,961,097	$1,559,120
(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option/SAR Awards” columns in the SCT for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For options, the fair values as of each measurement date were determined using a binomial lattice model, which considers the circumstances of the grant at the measurement date, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the option fair value calculations for 2023 are as follows: (i) remaining option contractual life between 2.3 years - 7.3 years, volatility between 29%-36%, dividend yield between 1.8%-2.2%, and risk-free rate between 3.3%-4.5%. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the FY2020 and FY2021 performance-based restricted share units assumed an above-target payout in 2023. For market-based awards, the fair values were determined using a Monte Carlo valuation.

Non-PEO NEO Average Total Compensation Amount	$ 1,860,587	1,417,865	2,690,759	2,010,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,559,120	1,039,138	3,394,000	1,924,436
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in applicable SEC rules (Item 402(v) of Regulation S-K). The details for the CAP calculation for 2020, 2021, and 2022 are available in the prior year’s proxy statement. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the SCT.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2023	CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$2,405,756	$1,860,587
(Less): Reported Value of Equity Awards(a)	—	($1,075,833)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	—	$750,564
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$741,461	$96,726
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	—	—
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$591,013	$3,071
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	—	($118,485)
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$222,868	$42,490
Compensation Actually Paid	$3,961,097	$1,559,120
(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option/SAR Awards” columns in the SCT for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For options, the fair values as of each measurement date were determined using a binomial lattice model, which considers the circumstances of the grant at the measurement date, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the option fair value calculations for 2023 are as follows: (i) remaining option contractual life between 2.3 years - 7.3 years, volatility between 29%-36%, dividend yield between 1.8%-2.2%, and risk-free rate between 3.3%-4.5%. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the FY2020 and FY2021 performance-based restricted share units assumed an above-target payout in 2023. For market-based awards, the fair values were determined using a Monte Carlo valuation.

Compensation Actually Paid vs. Total Shareholder Return
Pay vs. Performance Table Discussion and Analysis
In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay vs. Performance table.
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative Total Shareholder Return (“TSR”) of Company and the Peer Group
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Other NEOs, and Primo Water’s TSR, as well as the relationship between Primo Water’s TSR and the TSR of our peer group. As shown in the chart, the value of Compensation Actually Paid is generally aligned with the movement of our TSR over the last four fiscal years, except that the average Compensation Actually Paid for our non-CEO NEOs slightly increased between 2022 and 2023. This is primarily driven by changes in the composition of our NEOs, and the issuance of one-time equity awards to our CFO, Mr. Hass, commensurate with his new role and increased responsibilities. Similarly, the fluctuation in Primo Water’s TSR is correlated with the fluctuation in the TSR of our peer group between 2020 and 2022. In December 2023, we have added relative TSR as one of our performance-based restricted share unit metrics, as described in greater detail our Compensation Discussion and Analysis.

Compensation Actually Paid vs. Net Income
Pay vs. Performance Table Discussion and Analysis
In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay vs. Performance table.
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Other NEOs, and Primo Water’s Net Income. As discussed in more detail in our Compensation Discussion and Analysis, Net Income is not currently utilized directly in setting executive pay. As such, we believe that its relationship to Compensation Actually Paid and Primo Water’s performance is less illustrative than other metrics that factor more directly into our executive compensation program, including Bonus-Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure
Pay vs. Performance Table Discussion and Analysis
In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay vs. Performance table.
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Bonus-Adjusted EBITDA
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our other NEOs, and Primo Water’s Bonus-Adjusted EBITDA. As shown in the chart, from 2020 to 2021, Compensation Actually Paid is aligned with our Bonus-Adjusted EBITDA, as both increased. From 2021 to 2022, Bonus-Adjusted EBITDA increased again, but Compensation Actually Paid decreased, due primarily to a decline in the value of the equity award adjustment over such period (driven by a decrease in our common share price from 2021 to 2022), indicating that the relationship between the movement in price of our common shares is not always correlated to the movement in our Bonus-Adjusted EBITDA. Compensation Actually Paid to our other NEOs increased from 2022 to 2023, which is in line with the movement in Bonus-Adjusted EBITDA. The relationship for our CEO does not follow this trend due to changes in his pay that occurred in relation to Mr. Harrington’s planned retirement at the end of 2023.

Total Shareholder Return Vs Peer Group
Pay vs. Performance Table Discussion and Analysis
In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay vs. Performance table.
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative Total Shareholder Return (“TSR”) of Company and the Peer Group
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Other NEOs, and Primo Water’s TSR, as well as the relationship between Primo Water’s TSR and the TSR of our peer group. As shown in the chart, the value of Compensation Actually Paid is generally aligned with the movement of our TSR over the last four fiscal years, except that the average Compensation Actually Paid for our non-CEO NEOs slightly increased between 2022 and 2023. This is primarily driven by changes in the composition of our NEOs, and the issuance of one-time equity awards to our CFO, Mr. Hass, commensurate with his new role and increased responsibilities. Similarly, the fluctuation in Primo Water’s TSR is correlated with the fluctuation in the TSR of our peer group between 2020 and 2022. In December 2023, we have added relative TSR as one of our performance-based restricted share unit metrics, as described in greater detail our Compensation Discussion and Analysis.

Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by Primo Water to link executive compensation to Company performance during fiscal year 2023 were:
•	Bonus-Adjusted EBITDA
•	Bonus-Adjusted Operating Free Cash Flow
•	Bonus-Adjusted Revenue
•	ROIC (for performance-based restricted share unit purposes)
•	Revenue (for performance-based restricted share unit purposes)

Total Shareholder Return Amount	$ 120.35	121.5	135.2	118.58
Peer Group Total Shareholder Return Amount	170.74	140.29	153.37	126.62
Net Income (Loss)	$ 238,100,000	$ 29,600,000	$ (3,200,000)	$ (131,700,000)
Company Selected Measure Amount	463,400,000	431,900,000	374,700,000	360,000,000
PEO Name	Mr. Harrington	Mr. Harrington	Mr. Harrington	Mr. Harrington
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	2 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	7 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	29.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	36.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Minimum	1.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Maximum	2.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.50%
Peer Group Total Shareholder Return Amount Based on Prior Years Peer Group	$ 168.41	$ 138.7	$ 152.38	$ 127.14
Measure:: 1
Pay vs Performance Disclosure
Name	Bonus-Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Bonus-Adjusted Operating Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Bonus-Adjusted Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	741,461
PEO | Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	591,013
PEO | Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,868
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,075,833)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,564
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,726
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,071
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,485)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,490